INCOME TAX (Details - Changes in valuation allowance for deferred tax assets) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Tax Disclosure [Abstract]
Balance, beginning of year	$ 2,887,000	$ 6,379,000
Increases in (reversal of) valuation allowance during the year	88,000	(3,540,000)
Balance, end of period	$ 2,975,000	$ 2,839,000